LEASES (Schedule of Components of Lease Expense and Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of lease expense
Operating lease cost	$ 4,869	$ 5,484	$ 5,624
Short-term lease	100	43	75
Total lease expenses	4,969	5,527	5,699
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	4,843	5,489	5,718
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 19,166	$ 1,773	$ 8,346